13. Income Taxes: Schedule of Deferred Tax Assets and Liabilities [Table Text Block] (Details) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Details
Deferred Income Tax Assets - Non-capital losses carried forward	$ 7,583,620	$ 1,753,878
Deferred Income Tax Assets - Resource pools	694,023	681,172
Deferred Income Tax Assets - Investment in equity securities	1,121,010	0
Deferred Income Tax Assets - Share issuance costs	473,032	619,029
Total gross deferred income tax assets	9,871,685	3,054,079
Unrecognized deferred tax assets	(9,871,685)	(3,054,079)
Net deferred income tax assets	$ 0	$ 0